UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 33-12791 & 811-5069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1.	Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

SEMI-ANNUAL REPORT

JUNE 30, 2009

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

PRESIDENT’S LETTER

Dear Shareholders:

As of June 30, 2009, the U.S. economy had endured 18 months of recession, the longest lasting economic contraction for the country since World War II. The country’s gross domestic product (“GDP”) contracted outright in four of those six quarters, with the worst declines occurring in the last quarter of 2008 and first quarter of 2009. Industrial production dropped sharply, with some measures of output dropping to lows not seen in generations. Unemployment, at 9.5% in June, now measures more than twice its level at the start of the recession and threatens to eclipse the post-WWII record of 10.8% reached in the 1980s. The economic downturn spread world-wide, with most regions showing some degree of slowing and many experiencing contraction.

Governments and central banks responded with unprecedented fiscal and monetary actions. China has been the world’s example in scope and speed of counter-cyclical spending, i.e. stimulus. The Chinese government’s focus has been on infrastructure but it has also attempted to spur domestic consumption. Our own government has enacted spending programs intended to ease the pain of unemployment and support essential functions of state and local government. It has additionally incorporated an element of infrastructure stimulus meant to salvage jobs while simultaneously improving the country’s ecological impact.

Central banks world-wide have likewise taken drastic steps to stunt the impact of recession and jump-start growth. For example, the U.S. Federal Reserve has lowered the Fed Funds rate from 4.25% around the start of recession in late 2007 to its current target of 0-0.25%. The Fed has also undertaken emergency lending powers to support credit markets after lending world-wide froze in response to the recession’s most violent storms. These types of actions have become common among central banks throughout the world.

There are now observable signs that the recession has at least seen its worst, though the shape and timing of recovery are not yet well-defined. U.S. GDP appears to have declined at an annualized rate of 1.0% in second quarter 2009, a significant reduction from the declines of 5.4% and 6.4%, respectively, in the fourth quarter of 2008 and first quarter of 2009. While the absolute rate of unemployment remains high and continues to expand, the pace of additions has so far peaked. Home sales, one key driver of this recession, appear to have bottomed, as well, with falling prices now actually benefiting this measure by improving affordability and, consequently, driving sales.

Stock prices and credit spreads are additional indicators that global economic conditions are at least slowing their descent, if not improving. The S&P 500 Composite Stock Index (the “S&P 500”) hit its recession-low in March of this year, at a level nearly 25% below where it started 2009. Like much of the stock market, however, the S&P 500 then surged off that low and erased the year’s losses. For the six-month period ended June 30, 2009, the S&P 500 recorded a gain of 3.19%.

Yield spreads reflect the additional yield over risk-free U.S. Treasury securities that investors require as compensation for bearing credit and liquidity risks. Spreads widened at the peak of this recession due to investor concern for both. These concerns have abated substantially in the last six months, with spreads following suit. As a result, yield sectors generally outperformed Treasury benchmarks for the period. The Barclays Capital U.S. Treasury Index returned -4.30 % and the Barclays Capital U.S. MBS Index 2.91%. The Barclays Capital U.S. Investment Grade Corporate Index and Barclays Capital U.S. High Yield Index returned 8.32% and 30.43%, respectively. Reflecting its substantial weighting in Treasury and agency securities, the broad Barclays Capital U.S. Aggregate Index returned 1.90% for the period.

It appears the economy and, consequently, the financial markets, have survived through the trough of this down-cycle. Full recovery will take time, while even a sustainable recovery may not be imminent in the near-term. We appreciate your support during this tough financial environment through your investment in the Fund. We take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang

President

August 4, 2009

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2009

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2009

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur ongoing costs, including management fees and other Fund expenses. In addition, Service Class (SC) shares also incur distribution (12b-1) fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on January 1, 2009 and held until June 30, 2009.

Actual Expenses –

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Portfolio and Share Class	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period 1/1/2009 - 6/30/2009	Annualized Expense Ratio (1)
Value Growth — IC				0.60%
Actual	$1,000	$1,029.20	$3.04
Hypothetical (2)	$1,000	$1,022.00	$3.03
Value Growth — SC				0.85%
Actual	$1,000	$1,027.20	$4.29
Hypothetical (2)	$1,000	$1,020.77	$4.28
High Grade Bond — IC				0.44%
Actual	$1,000	$1,052.00	$2.24
Hypothetical (2)	$1,000	$1,022.81	$2.21
High Grade Bond — SC				0.69%
Actual	$1,000	$1,050.70	$3.51
Hypothetical (2)	$1,000	$1,021.58	$3.46
Strategic Yield — IC				0.60%
Actual	$1,000	$1,116.70	$3.15
Hypothetical (2)	$1,000	$1,022.02	$3.01
Strategic Yield — SC				0.85%
Actual	$1,000	$1,115.30	$4.46
Hypothetical (2)	$1,000	$1,020.79	$4.26
Managed — IC				0.58%
Actual	$1,000	$1,020.60	$2.92
Hypothetical (2)	$1,000	$1,022.11	$2.93
Managed — SC				0.83%
Actual	$1,000	$1,019.20	$4.18
Hypothetical (2)	$1,000	$1,020.86	$4.18
Money Market — IC				0.14%
Actual	$1,000	$1,000.70	$0.72
Hypothetical (2)	$1,000	$1,024.28	$0.73
Money Market — SC				0.13%
Actual	$1,000	$1,000.60	$0.66
Hypothetical (2)	$1,000	$1,024.34	$0.67
Blue Chip — IC				0.34%
Actual	$1,000	$978.30	$1.69
Hypothetical (2)	$1,000	$1,023.29	$1.73
Blue Chip — SC				0.59%
Actual	$1,000	$977.20	$2.91
Hypothetical (2)	$1,000	$1,022.06	$2.97
(1)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 181 days, and divided by 365 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS

Investments in securities, at value (cost — $53,492,153; $48,215,775; $38,699,447; $77,013,908; $12,623,212; and $61,664,407, respectively)	$44,444,485	$46,262,972	$35,371,014	$69,561,181	$12,623,212	$60,631,497
Cash	—	—	—	—	586,975	—
Receivables:
Accrued dividends and interest	66,606	379,031	626,570	167,665	92	88,995
Fund shares sold	11,285	29,773	2,305	8,000	71,692	14,763
Prepaid expense and other assets	3,059	3,201	2,578	4,960	981	3,928

Total Assets	44,525,435	46,674,977	36,002,467	69,741,806	13,282,952	60,739,183

LIABILITIES

Payables:
Fund shares redeemed	40,662	82,141	43,466	75,163	65,774	86,627
Investment securities purchased	233,163	—	—	—	—	—
Dividends	—	21	26	—	113	—
Accrued expenses	9,330	7,090	6,896	11,307	5,894	11,995

Total Liabilities	283,155	89,252	50,388	86,470	71,781	98,622

NET ASSETS	$44,242,280	$46,585,725	$35,952,079	$69,655,336	$13,211,171	$60,640,561

ANALYSIS OF NET ASSETS

Paid-in capital	$56,892,664	$48,569,290	$43,287,137	$79,066,995	$13,211,171	$68,114,035
Accumulated undistributed net investment income	387,725	—	—	987,400	—	817,746
Accumulated net realized loss from investment transactions	(3,990,441)	(30,762)	(4,006,625)	(2,946,332)	—	(7,258,310)
Net unrealized depreciation of investments	(9,047,668)	(1,952,803)	(3,328,433)	(7,452,727)	—	(1,032,910)

NET ASSETS	$44,242,280	$46,585,725	$35,952,079	$69,655,336	$13,211,171	$60,640,561

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2009

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
NET ASSET VALUE PER SHARE
Initial Class: Net Assets	$43,995,573	$42,658,143	$35,526,665	$68,819,294	$12,817,013	$59,273,421
Shares issued and outstanding	4,471,757	4,406,412	4,406,766	5,867,403	12,817,013	2,177,440
Net asset value per share	$9.84	$9.68	$8.06	$11.73	$1.00	$27.22

Service Class: Net Assets	$246,707	$3,927,582	$425,414	$836,042	$394,158	$1,367,140
Shares issued and outstanding	24,662	405,620	52,763	69,256	394,158	48,833
Net asset value per share	$10.00	$9.68	$8.06	$12.07	$1.00	$28.00

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2009

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME

Dividends	$517,708	$—	$31,000	$667,123	$—	$914,750
Interest	2,654	1,213,786	1,239,310	522,360	19,412	2,135
Less foreign tax withholding	(5,562)	—	—	(4,500)	—	—

Total Investment Income	514,800	1,213,786	1,270,310	1,184,983	19,412	916,885

EXPENSES

Paid to Affiliates:
Investment advisory and management fees	94,602	65,892	78,307	151,817	17,090	57,021
Distribution fees	244	4,197	377	989	481	1,143
Accounting fees	10,511	10,982	8,701	15,021	3,418	14,255
Custodian fees	3,647	3,549	2,824	4,257	3,536	3,072
Professional fees	5,597	5,223	4,737	7,637	2,874	7,022
Trustees’ fees and expenses	2,592	2,621	2,112	4,146	800	3,489
Reports to shareholders	1,179	1,223	961	1,875	372	1,591
Insurance and bonds	2,056	2,031	1,679	3,272	640	2,702
Miscellaneous	6,650	5,375	5,202	8,576	3,270	8,849

Total Expenses	127,078	101,093	104,900	197,590	32,481	99,144
Waiver/reimbursement of fees	—	—	—	—	(22,609)	—
Fees paid indirectly	(4)	(4)	(3)	(6)	(1)	(5)

Net Expenses	127,074	101,089	104,897	197,584	9,871	99,139

Net Investment Income	387,726	1,112,697	1,165,413	987,399	9,541	817,746

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from investment transactions	(2,809,414)	(30,763)	(1,939,369)	(2,991,118)	—	(789,728)
Change in unrealized depreciation of investments	3,610,018	1,199,492	4,667,497	3,302,390	—	(1,445,295)

Net Gain (Loss) on Investments	800,604	1,168,729	2,728,128	311,272	—	(2,235,023)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,188,330	$2,281,426	$3,893,541	$1,298,671	$9,541	$(1,417,277)

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
OPERATIONS

Net investment income	$387,726	$953,655	$1,112,697	$2,306,210	$1,165,413	$2,679,829
Net realized gain (loss) from investment transactions	(2,809,414)	(1,090,582)	(30,763)	157,634	(1,939,369)	(1,328)
Change in unrealized appreciation (depreciation) of investments	3,610,018	(19,897,585)	1,199,492	(3,310,028)	4,667,497	(7,497,534)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,188,330	(20,034,512)	2,281,426	(846,184)	3,893,541	(4,819,033)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:
Initial Class	(952,784)	(1,502,365)	(1,031,446)	(2,267,446)	(1,155,786)	(2,675,714)
Service Class	(872)	—	(81,251)	(38,764)	(9,627)	(4,115)
Net realized gain from investment transactions:
Initial Class	—	(2,736,188)	(146,224)	(19,907)	—	—
Service Class	—	—	(11,409)	—	—	—

Total Dividends and Distributions	(953,656)	(4,238,553)	(1,270,330)	(2,326,117)	(1,165,413)	(2,679,829)
CAPITAL SHARE TRANSACTIONS	(750,508)	1,161,657	1,173,303	1,534,435	(3,357,513)	(1,166,815)

Total Increase (Decrease) in Net Assets	(515,834)	(23,111,408)	2,184,399	(1,637,866)	(629,385)	(8,665,677)

NET ASSETS

Beginning of period	44,758,114	67,869,522	44,401,326	46,039,192	36,581,464	45,247,141

End of period (including accumulated undistributed net investment income as set forth below)	$44,242,280	$44,758,114	$46,585,725	$44,401,326	$35,952,079	$36,581,464

Accumulated Undistributed Net Investment Income	$387,725	$953,655	$—	$—	$—	$—

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
OPERATIONS

Net investment income	$987,399	$2,336,486	$9,541	$304,445	$817,746	$1,951,148
Net realized gain (loss) from investment transactions	(2,991,118)	(70,648)	—	—	(789,728)	(1,902,319)
Change in unrealized appreciation (depreciation) of investments	3,302,390	(20,814,564)	—	—	(1,445,295)	(28,094,020)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,298,671	(18,548,726)	9,541	304,445	(1,417,277)	(28,045,191)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:
Initial Class	(2,332,629)	(3,357,314)	(9,320)	(304,030)	(1,945,486)	(1,916,168)
Service Class	(3,856)	—	(221)	(415)	(5,662)	—
Net realized gain from investment transactions:
Initial Class	—	(3,363,319)	—	—	—	—
Service Class	—	—	—	—	—	—

Total Dividends and Distributions	(2,336,485)	(6,720,633)	(9,541)	(304,445)	(1,951,148)	(1,916,168)
CAPITAL SHARE TRANSACTIONS	(1,059,470)	(50,789)	(1,617,360)	(1,635,323)	1,147,298	(1,943,081)

Total Increase (Decrease) in Net Assets	(2,097,284)	(25,320,148)	(1,617,360)	(1,635,323)	(2,221,127)	(31,904,440)

NET ASSETS

Beginning of period	71,752,620	97,072,768	14,828,531	16,463,854	62,861,688	94,766,128

End of period (including accumulated undistributed net investment income as set forth below)	$69,655,336	$71,752,620	$13,211,171	$14,828,531	$60,640,561	$62,861,688

Accumulated Undistributed Net Investment Income	$987,400	$2,336,486	$—	$—	$817,746	$1,951,148

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

June 30, 2009

(Unaudited)

	Shares Held	Value

COMMON STOCKS (96.73%)
AMUSEMENT AND RECREATION SERVICES (0.59%)
Bally Technologies, Inc. (1)	8,700	$260,304

APPAREL AND ACCESSORY STORES (1.09%)
Limited Brands, Inc.	19,200	229,824
Urban Outfitters, Inc. (1)	12,100	252,527

		482,351
BUSINESS SERVICES (8.55%)
Adobe Systems Inc. (1)	11,700	331,110
Automatic Data Processing Inc.	6,700	237,448
eBay Inc. (1)	13,135	225,003
ManTech International Corp.-Series A (1)	5,900	253,936
Microsoft Corp.	55,255	1,313,411
Oracle Corp.	46,070	986,819
Symantec Corp. (1)	28,002	435,711

		3,783,438
CHEMICALS AND ALLIED PRODUCTS (13.99%)
Abbott Laboratories	10,400	489,216
Amgen Inc. (1)	7,625	403,668
Avon Products, Inc.	4,900	126,322
Charles River Laboratories International, Inc. (1)	8,500	286,875
Colgate-Palmolive Co.	5,355	378,813
Dow Chemical Co. (The)	5,330	86,026
E. I. du Pont de Nemours and Co.	16,005	410,048
Johnson & Johnson	16,700	948,560
K-V Pharmaceutical Co.-Class A (1)	12,700	40,767
Mylan Inc. (1)	24,650	321,683
Pfizer Inc.	66,886	1,003,290
Procter & Gamble Co. (The)	16,425	839,317
Schering-Plough Corp.	14,980	376,298
Teva Pharmaceutical Industries Ltd.	9,691	478,154

		6,189,037
COMMUNICATIONS (2.87%)
AT&T Inc	17,660	438,674
Comcast Corp.-Class A	14,065	203,802
Sprint Nextel Corp. (1)	17,913	86,162
Time Warner Cable, Inc.	2,459	77,876
Verizon Communications Inc.	15,065	462,947

		1,269,461
DEPOSITORY INSTITUTIONS (3.16%)
Bank of America Corp.	16,089	212,375
Bank of New York Mellon Corp. (The)	7,150	209,567
Citigroup Inc.	22,363	66,418
JPMorgan Chase & Co.	6,600	225,126
New York Community Bancorp, Inc.	23,156	247,538
Northern Trust Corp.	4,200	225,456
U.S. Bancorp	9,135	163,699

	Shares Held	Value

Wells Fargo & Co.	1,981	$48,059

		1,398,238
EATING AND DRINKING PLACES (0.46%)
Sonic Corp. (1)	20,100	201,603

ELECTRIC, GAS AND SANITARY SERVICES (3.42%)
Atmos Energy Corp.	11,267	282,126
CMS Energy Corp.	28,300	341,864
Integrys Energy Group, Inc.	9,886	296,481
Pepco Holdings, Inc.	12,335	165,782
Pinnacle West Capital Corp.	9,200	277,380
Waste Management, Inc.	5,300	149,248

		1,512,881
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.70%)
BigBand Networks Inc. (1)	42,700	220,759
Cisco Systems, Inc. (1)	46,570	868,065
Emerson Electric Co.	4,600	149,040
Energy Conversion Devices, Inc. (1)	13,100	185,365
First Solar, Inc. (1)	800	129,696
General Electric Co.	66,480	779,146
Helen of Troy Ltd. (1)	8,966	150,539
Intel Corp.	17,500	289,625
QUALCOMM Inc.	4,200	189,840

		2,962,075
FABRICATED METAL PRODUCTS (1.06%)
Illinois Tool Works Inc.	12,580	469,737

FOOD AND KINDRED PRODUCTS (3.53%)
Coca-Cola Co. (The)	6,870	329,691
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	148,444
H.J. Heinz Co.	6,100	217,770
Kraft Foods Inc.	12,708	322,021
McCormick & Company, Inc.	8,000	260,240
PepsiCo, Inc.	5,180	284,693

		1,562,859
FOOD STORES (0.58%)
Kroger Co. (The)	11,686	257,676

FORESTRY (0.41%)
Weyerhaeuser Co.	5,965	181,515

GENERAL MERCHANDISE STORES (2.36%)
Target Corp.	8,415	332,140
Wal-Mart Stores, Inc.	14,735	713,763

		1,045,903
HOLDING AND OTHER INVESTMENT OFFICES (2.45%)
Adams Express Co. (The)	67,123	563,833

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
HOLDING AND OTHER INVESTMENT OFFICES (2.45%) — continued
H&Q Life Sciences Investors	37,472	$324,882
Redwood Trust, Inc.	13,200	194,832

		1,083,547
INDUSTRIAL MACHINERY AND EQUIPMENT (5.70%)
3M Co.	5,890	353,989
Apple Inc. (1)	4,160	592,509
EMC Corp. (1)	62,025	812,528
Hewlett-Packard Co.	5,270	203,686
Ingersoll-Rand Co. Ltd.-Class A	19,260	402,534
Sigma Designs, Inc. (1)	9,700	155,588

		2,520,834
INSTRUMENTS AND RELATED PRODUCTS (3.57%)
Agilent Technologies, Inc. (1)	7,000	142,170
Alcon, Inc.	1,950	226,434
Becton, Dickinson and Co.	5,326	379,797
Bio-Rad Laboratories, Inc.-Class A (1)	3,300	249,084
Danaher Corp.	2,400	148,176
Mettler-Toledo International Inc. (1)	3,375	260,381
Stryker Corp.	4,380	174,061

		1,580,103
INSURANCE AGENTS, BROKERS AND SERVICE (0.60%)
Arthur J. Gallagher & Co.	12,365	263,869

INSURANCE CARRIERS (3.28%)
Allstate Corp. (The)	4,910	119,804
American Equity Investment Life Holding Co.	29,300	163,494
CIGNA Corp.	10,400	250,536
EMC Insurance Group Inc.	13,610	283,224
Lincoln National Corp.	4,485	77,187
MBIA Inc. (1)	4,690	20,308
MetLife, Inc.	8,705	261,237
Protective Life Corp.	4,215	48,220
StanCorp Financial Group, Inc.	7,900	226,572

		1,450,582
LEATHER AND LEATHER PRODUCTS (0.56%)
Coach, Inc.	9,300	249,984

METAL MINING (3.00%)
Barrick Gold Corp.	24,946	836,938
Newmont Mining Corp.	12,000	490,440

		1,327,378
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.52%)
Hasbro, Inc.	9,500	230,280

	Shares Held	Value

MOTION PICTURES (1.12%)
Time Warner Inc.	9,796	$246,761
Walt Disney Co. (The)	10,715	249,981

		496,742
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.64%)
United Parcel Service, Inc.-Class B	5,675	283,693

OIL AND GAS EXTRACTION (7.82%)
Anadarko Petroleum Corp.	10,200	462,978
Apache Corp.	5,200	375,180
Baker Hughes Inc.	6,200	225,928
Devon Energy Corp.	4,600	250,700
Exterran Holdings, Inc. (1)	5,900	94,636
Helmerich & Payne, Inc.	14,600	450,702
Noble Corp.	8,600	260,150
Occidental Petroleum Corp.	6,800	447,508
Rowan Companies, Inc.	8,800	170,016
Transocean Inc. (1)	4,600	341,734
Weatherford International Ltd. (1)	14,600	285,576
Whiting Petroleum Corp. (1)	2,700	94,932

		3,460,040
PAPER AND ALLIED PRODUCTS (1.27%)
Kimberly-Clark Corp.	10,720	562,050

PERSONAL SERVICES (0.97%)
Cintas Corp.	6,770	154,627
Service Corp. International	50,000	274,000

		428,627
PETROLEUM AND COAL PRODUCTS (3.47%)
Chevron Corp.	10,300	682,375
ConocoPhillips	10,257	431,409
Exxon Mobil Corp.	4,500	314,595
Valero Energy Corp.	6,300	106,407

		1,534,786
RAILROAD TRANSPORTATION (0.37%)
Union Pacific Corp.	3,140	163,468

RETAIL-DRUG AND PROPRIETARY STORES (0.75%)
Walgreen Co.	11,245	330,603

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (1.07%)
Bed Bath & Beyond Inc. (1)	7,010	215,558
GameStop Corp.-Class A (1)	11,700	257,517

		473,075
RETAIL-JEWELRY STORES (0.43%)
Tiffany & Co.	7,500	190,200

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.47%)
Tupperware Brands Corp.	8,000	$208,160

SECURITY AND COMMODITY BROKERS (3.70%)
BGC Partners, Inc.-Class A	68,775	260,657
Franklin Resources, Inc.	3,750	270,038
Investment Technology Group, Inc. (1)	9,600	195,744
Janus Capital Group Inc.	22,650	258,210
NASDAQ OMX Group, Inc. (The) (1)	11,600	247,196
SEI Investments Co.	22,450	404,998

		1,636,843
SERVICES — ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.92%)
Quest Diagnostics Inc.	7,200	406,296

TOBACCO PRODUCTS (0.59%)
Philip Morris International Inc.	6,010	262,156

TRANSPORTATION EQUIPMENT (3.35%)
Federal Signal Corp.	13,300	101,745
Genuine Parts Co.	6,200	208,072
Honeywell International Inc.	18,835	591,419
ITT Corp.	13,020	579,390

		1,480,626
WHOLESALE TRADE — DURABLE GOODS (0.61%)
BorgWarner Inc.	7,900	269,627

WHOLESALE TRADE — NONDURABLE GOODS (0.73%)
SYSCO Corp.	14,390	323,487

Total Common Stocks (Cost $51,841,802)		42,794,134

SHORT-TERM INVESTMENTS (3.73%)
MONEY MARKET MUTUAL FUND (1.47%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $650,387)	650,387	650,387

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (2.26%)
Federal Home Loan Bank, due 07/06/09	$500,000	$499,989
Federal Home Loan Mortgage Corp., due 07/13/09	500,000	499,975

Total United States Government Agencies (Cost $999,964)		999,964

Total Short-Term Investments (Cost $1,650,351)		1,650,351

Total Investments (100.46%) (Cost $53,492,153)		44,444,485

OTHER ASSETS LESS LIABILITIES (-0.46%)
Cash, receivables, prepaid expense and other assets, less liabilities		(202,205)

Total Net Assets (100.00%)		$44,242,280

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

June 30, 2009

(Unaudited)

	Principal Amount	Value

CORPORATE BONDS (39.10%)
CHEMICALS AND ALLIED PRODUCTS (7.44%)
Merck & Co., Inc., 5.00%, due 06/30/19	$1,500,000	$1,521,762
Pfizer Inc., 5.35%, due 03/15/15	1,800,000	1,943,298

		3,465,060
DEPOSITORY INSTITUTIONS (8.08%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000	739,190
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	766,240
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	894,843
Huntington National Bank, 5.50%, due 02/15/16	700,000	535,094
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	825,915
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	1,125

		3,762,407
ELECTRIC, GAS AND SANITARY SERVICES (12.93%)
NorthWestern Corp., 144A, 6.34%, due 04/01/19 (1)	700,000	736,029
Oglethorpe Power Corp., 6.974%, due 06/30/11	208,000	219,430
PacifiCorp, 6.90%, due 11/15/11	750,000	834,158
Public Service Co. of Colorado, 5.125%, due 06/01/19	1,500,000	1,550,625
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,708,725
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	976,020

		6,024,987
FOOD AND KINDRED PRODUCTS (2.20%)
Diageo Capital plc, 4.375%, due 05/03/10	1,000,000	1,027,050

FOOD STORES (1.33%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	600,000	621,768

FURNITURE AND FIXTURES (1.07%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	496,300

HOLDING AND OTHER INVESTMENT OFFICES (1.35%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	627,242

	Principal Amount	Value

INSURANCE CARRIERS (3.56%)
Prudential Financial, Inc., 6.10%, due 06/15/17	$1,500,000	$1,376,205
SunAmerica Inc., 8.125%, due 04/28/23	700,000	280,266

		1,656,471
TRANSPORTATION — BY AIR (1.14%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	361,905	339,460
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	179,233	191,548

		531,008

Total Corporate Bonds (Cost $20,326,689)		18,212,293

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (1.78%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.10%, due 08/01/39	1,500,000	827,831

Total Commercial Mortgage Pass-Through Certificates (Cost $1,484,290)		827,831

MORTGAGE-BACKED SECURITIES (51.65%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (14.60%)
3023 Class TG, 5.50%, due 08/01/35	914,266	927,441
3051 Class MY, 5.50% due 10/01/25	1,000,000	1,010,660
Pool # A53146, 5.50%, due 10/01/36	1,241,971	1,284,652
Pool # A69436, 6.00%, due 12/01/37	680,927	710,425
Pool # G02562, 6.00%, due 01/01/37	935,951	978,818
Pool # G02648, 5.50%, due 12/01/36	1,025,399	1,060,637
Pool # G03803, 5.50%, due 01/01/38	802,780	829,991

		6,802,624
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (13.30%)
Pool # 50276, 9.50%, due 02/01/20	589	648
Pool # 256103, 5.50%, due 02/01/26	611,217	635,681
Pool # 257306, 5.50%, due 08/01/38	2,463,361	2,543,617
Pool # 897144, 6.00%, due 09/01/36	644,789	675,530
Pool # 906224, 5.50%, due 01/01/37	1,342,636	1,388,985
Pool # 928570, 6.00%, due 08/01/37	909,491	951,999

		6,196,460
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (23.75%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,053,457

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (23.75%) — (continued)
2003-116 Class JC, 5.00%, due 05/01/30	$1,000,000	$1,041,129
Pool # 1512, 7.50%, due 12/01/23	11,025	12,062
Pool # 2631, 7.00%, due 08/01/28	16,148	17,560
Pool # 2658, 6.50%, due 10/01/28	28,102	30,272
Pool # 2701, 6.50%, due 01/01/29	37,151	40,026
Pool # 2796, 7.00%, due 08/01/29	27,878	30,364
Pool # 3039, 6.50%, due 02/01/31	10,619	11,432
Pool # 3040, 7.00%, due 02/01/31	17,499	19,069
Pool # 3188, 6.50%, due 01/01/32	62,930	67,575
Pool # 3239, 6.50%, due 05/01/32	60,344	64,797
Pool # 3261, 6.50%, due 07/01/32	118,708	127,469
Pool # 3320, 5.50%, due 12/01/32	498,848	515,498
Pool # 3333, 5.50%, due 01/01/33	415,867	429,582
Pool # 3375, 5.50%, due 04/01/33	63,369	65,459
Pool # 3390, 5.50%, due 05/01/33	276,179	285,287
Pool # 3403, 5.50%, due 06/01/33	465,792	481,152
Pool # 3458, 5.00%, due 10/01/33	447,944	456,587
Pool # 3499, 5.00%, due 01/01/34	664,603	677,124
Pool # 3556, 5.50%, due 05/01/34	675,242	697,041
Pool # 3623, 5.00%, due 10/01/34	1,100,046	1,120,770
Pool # 22630, 6.50%, due 08/01/28	15,743	16,959
Pool # 276337, 10.00%, due 08/01/19	3,727	4,053
Pool # 643816, 6.00%, due 07/01/25	874,232	917,609
Pool # 704189, 5.50%, due 01/01/39	1,187,273	1,228,363
Pool # 782604, 5.50%, due 03/01/39	1,597,360	1,652,643

		11,063,339

Total Mortgage-Backed Securities (Cost $23,244,371)		24,062,423

SHORT-TERM INVESTMENTS (6.78%)
UNITED STATES GOVERNMENT AGENCIES (4.29%)
Federal Home Loan Bank, due 07/10/09	150,000	149,995
Federal Home Loan Bank, due 07/15/09	500,000	499,971
Federal Home Loan Mortgage Corp., due 07/07/09	500,000	499,991
Federal National Mortgage Assoc., due 07/23/09	850,000	849,938

Total United States Government Agencies (Cost $1,999,895)		1,999,895

	Shares Held	Value

UNITED STATES TREASURY OBLIGATIONS (1.50%)
U.S. Treasury Bills, due 07/30/09 (Cost $699,932)	700,000	$699,932

MONEY MARKET MUTUAL FUND (0.99%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $460,598)	460,598	460,598

Total Short-Term Investments (Cost $3,160,425)		3,160,425

Total Investments (99.31%) (Cost $48,215,775)		46,262,972

OTHER ASSETS LESS LIABILITIES (0.69%)
Cash, receivables, prepaid expense and other assets, less liabilities		322,753

Total Net Assets (100.00%)		$46,585,725

(1)	Restricted Securities:

NorthWestern Corp. was purchased at 99.933 on 03/23/09. As of 06/30/09, the carrying value of each unit was 105.147, representing $736,029 or 1.58% of total net assets.

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 06/30/09, the carrying value of each unit was 55.061, representing $825,915 or 1.77% of total net assets.

As of 06/30/09, the carrying value of all restricted securities was $1,561,944 or 3.35% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

June 30, 2009

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (1.89%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$680,000

	Principal Amount
CORPORATE BONDS (74.94%)
APPAREL AND ACCESSORY STORES (3.43%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,232,000

CHEMICALS AND ALLIED PRODUCTS (4.11%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000	872,910
Nova Chemicals, Corp., 7.875%, due 09/15/25	800,000	604,000

		1,476,910
DEPOSITORY INSTITUTIONS (2.30%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	825,915

ELECTRIC, GAS AND SANITARY SERVICES (18.02%)
Avista Corp., 5.95%, due 06/01/18	1,400,000	1,424,626
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,487,000	1,368,204
Entergy Corp., 6.18%, due 03/01/35	1,700,000	1,615,085
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	176,000	172,700
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	815,000
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	911,320
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	168,590	172,735

		6,479,670
FOOD STORES (3.53%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,269,553

FURNITURE AND FIXTURES (3.59%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,290,380

HOLDING AND OTHER INVESTMENT OFFICES (12.92%)
First Industrial L.P., 7.60%, due 07/15/28	700,000	403,235
First Industrial L.P., 7.75%, due 04/15/32	500,000	286,110

	Principal Amount	Value

Hospitality Properties Trust, 6.75%, due 02/15/13	$1,300,000	$1,195,090
HRPT Properties Trust, 6.25%, due 08/15/16	1,075,000	887,445
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	1,171,000	511,786
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,362,180

		4,645,846
INSURANCE CARRIERS (1.16%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	417,075

MOTION PICTURES (2.48%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	893,184

OIL AND GAS EXTRACTION (2.25%)
Nabors Industries, Inc., 144A, 9.25%, due 01/15/19 (1)	700,000	808,521

PAPER AND ALLIED PRODUCTS (7.66%)
Cascades Inc., 7.25%, due 02/15/13	1,000,000	877,500
International Paper Co., 7.95%, due 06/15/18	1,000,000	959,010
Potlatch Corp., 9.125%, due 12/01/09	900,000	918,000

		2,754,510
PIPELINES (4.25%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,526,608

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.62%)
Owens Corning, 9.00%, due 06/15/19	600,000	583,710

TRANSPORTATION — BY AIR (2.27%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,031,104	816,985

WATER TRANSPORTATION (5.35%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,017,654
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	1,000,000	905,690

		1,923,344

Total Corporate Bonds (Cost $30,398,722)		26,944,211

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (18.21%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (11.91%)
3023 Class TG, 5.50%, due 08/01/35	$685,700	$695,581
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,010,660
Pool # A53146, 5.50%, due 10/01/36	434,690	449,627
Pool # A69436, 6.00%, due 12/01/37	1,021,391	1,065,637
Pool # G02648, 5.50%, due 12/01/36	1,025,399	1,060,637

		4,282,142
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.30%)
Pool # 256103, 5.50%, due 02/01/26	611,217	635,681
Pool # 897144, 6.00%, due 09/01/36	644,789	675,530
Pool # 928570, 6.00%, due 08/01/37	909,491	951,999

		2,263,210

Total Mortgage-Backed Securities (Cost $6,299,274)		6,545,352

SHORT-TERM INVESTMENTS (3.34%)
UNITED STATES GOVERNMENT AGENCIES (2.50%)
Federal Home Loan Bank, due 07/15/09	400,000	399,977
Federal Home Loan Mortgage Corp., due 07/07/09	500,000	499,991

Total United States Government Agencies (Cost $899,968)		899,968

	Shares Held
MONEY MARKET MUTUAL FUND (0.84%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $301,483)	301,483	301,483

Total Short-Term Investments (Cost $1,201,451)		1,201,451

Total Investments (98.38%) (Cost $38,699,447)		35,371,014

OTHER ASSETS LESS LIABILITIES (1.62%)
Cash, receivables, prepaid expense and other assets, less liabilities		581,065

Total Net Assets (100.00%)		$35,952,079

(1)	Restricted Securities:

Nabors Industries, Inc., was purchased at 99.998 on 01/07/09. As of 06/30/09, the carrying value of each unit was 115.503, representing $808,521 or 2.25% of total net assets.

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 06/30/09, the carrying value of each unit was 55.061, representing $825,915 or 2.30% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 06/30/09, the carrying value of each unit was 90.569, representing $905,690 or 2.52% of total net assets.

As of 06/30/09, the carrying value of all restricted securities was $2,540,126 or 7.07% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

June 30, 2009

(Unaudited)

	Shares Held	Value

COMMON STOCKS (66.27%)
APPAREL AND ACCESSORY STORES (1.11%)
Limited Brands, Inc.	30,900	$369,873
Urban Outfitters, Inc. (1)	19,400	404,878

		774,751
BUSINESS SERVICES (3.58%)
Automatic Data Processing, Inc.	11,300	400,472
eBay Inc. (1)	8,900	152,457
Microsoft Corp.	59,400	1,411,938
Oracle Corp.	24,830	531,859

		2,496,726
CHEMICALS AND ALLIED PRODUCTS (10.91%)
Abbott Laboratories	21,600	1,016,064
Amgen Inc. (1)	3,900	206,466
Colgate-Palmolive Co.	7,430	525,598
Dow Chemical Co. (The)	13,965	225,395
E. I. du Pont de Nemours and Co.	22,875	586,057
Johnson & Johnson	26,912	1,528,601
K-V Pharmaceutical Co.-Class A (1)	12,600	40,446
Mylan Inc. (1)	35,550	463,928
Pfizer Inc.	90,184	1,352,760
Procter & Gamble Co. (The)	13,605	695,216
Schering-Plough Corp.	15,700	394,384
Teva Pharmaceutical Industries Ltd.	11,399	562,427

		7,597,342
COMMUNICATIONS (1.82%)
AT&T Inc.	12,600	312,984
Comcast Corp.-Class A	13,590	196,919
Sprint Nextel Corp. (1)	25,771	123,959
Verizon Communications Inc.	20,675	635,343

		1,269,205
DEPOSITORY INSTITUTIONS (3.02%)
Bank of America Corp.	17,202	227,066
Bank of New York Mellon Corp. (The)	12,108	354,885
Citigroup Inc.	19,822	58,871
JPMorgan Chase & Co.	10,400	354,744
New York Community Bancorp, Inc.	44,834	479,275
Northern Trust Corp.	6,600	354,288
U.S. Bancorp.	12,895	231,078
Wells Fargo & Co.	1,658	40,223

		2,100,430
ELECTRIC, GAS AND SANITARY SERVICES (4.75%)
Atmos Energy Corp.	22,952	574,718
Integrys Energy Group, Inc.	14,304	428,977
Pepco Holdings, Inc.	17,790	239,098
Pinnacle West Capital Corp.	24,200	729,630
Tortoise Energy Capital Corp.	50,394	902,557
Waste Management, Inc.	15,400	433,664

		3,308,644

	Shares Held	Value

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.34%)
Cisco Systems, Inc. (1)	35,830	$667,871
Energy Conversion Devices, Inc. (1)	14,000	198,100
General Electric Co.	106,965	1,253,630
Helen of Troy Ltd. (1)	12,334	207,088
Intel Corp.	42,000	695,100

		3,021,789
FABRICATED METAL PRODUCTS (0.54%)
Illinois Tool Works Inc.	10,155	379,187

FOOD AND KINDRED PRODUCTS (2.87%)
Coca-Cola Co. (The)	10,380	498,136
Diageo plc	7,200	412,200
Kraft Foods Inc.	15,399	390,211
PepsiCo, Inc.	12,650	695,244

		1,995,791
FORESTRY (0.82%)
Weyerhaeuser Co.	18,770	571,171

GENERAL MERCHANDISE STORES (1.68%)
Target Corp.	4,760	187,877
Wal-Mart Stores, Inc.	20,290	982,848

		1,170,725
HOLDING AND OTHER INVESTMENT OFFICES (1.16%)
H&Q Life Sciences Investors	20,739	179,807
iShares MSCI Japan Index	34,030	320,903
Redwood Trust, Inc.	20,900	308,484

		809,194
INDUSTRIAL MACHINERY AND EQUIPMENT (3.08%)
3M Co.	6,535	392,754
Apple Inc. (1)	4,400	626,692
EMC Corp. (1)	36,800	482,080
Hewlett-Packard Co.	5,460	211,029
Ingersoll-Rand Co. Ltd.-Class A	20,634	431,251

		2,143,806
INSTRUMENTS AND RELATED PRODUCTS (0.93%)
Becton, Dickinson and Co.	6,235	444,618
Stryker Corp.	5,140	204,264

		648,882
INSURANCE AGENTS, BROKERS AND SERVICE (0.53%)
Arthur J. Gallagher & Co.	17,455	372,489

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INSURANCE CARRIERS (3.26%)
Allstate Corp. (The)	7,140	$174,216
EMC Insurance Group Inc.	43,593	907,170
Lincoln National Corp.	6,630	114,102
MetLife, Inc.	11,370	341,214
Old Republic International Corp.	31,100	306,335
Protective Life Corp.	6,225	71,214
StanCorp Financial Group, Inc.	12,500	358,500

		2,272,751
METAL MINING (3.82%)
Barrick Gold Corp.	57,916	1,943,082
Newmont Mining Corp.	17,500	715,225

		2,658,307
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.48%)
United Parcel Service, Inc.-Class B	6,720	335,933

OIL AND GAS EXTRACTION (5.70%)
Anadarko Petroleum Corp.	13,700	621,843
Apache Corp.	6,700	483,405
Baker Hughes Inc.	8,700	317,028
Devon Energy Corp.	6,400	348,800
Occidental Petroleum Corp.	22,250	1,464,273
Rowan Companies, Inc.	16,700	322,644
Weatherford International Ltd. (1)	21,000	410,760

		3,968,753
PAPER AND ALLIED PRODUCTS (1.13%)
Kimberly-Clark Corp.	15,015	787,236

PERSONAL SERVICES (0.32%)
Cintas Corp.	9,615	219,606

PETROLEUM AND COAL PRODUCTS (1.92%)
ConocoPhillips	17,170	722,170
Exxon Mobil Corp.	6,100	426,451
Valero Energy Corp.	11,100	187,479

		1,336,100
PIPELINES (1.92%)
Kinder Morgan Management, LLC (1)	29,595	1,336,806

RETAIL-DRUG AND PROPRIETARY STORES (0.66%)
Walgreen Co.	15,560	457,464

RETAIL-JEWELRY STORES (0.44%)
Tiffany & Co.	12,200	309,392

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.49%)
Tupperware Brands Corp.	13,100	340,862

	Shares Held	Value

SECURITY AND COMMODITY BROKERS (0.59%)
BGC Partners, Inc., Class A	108,505	$411,234

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (1.02%)
Quest Diagnostics Inc.	12,600	711,018

TOBACCO PRODUCTS (0.36%)
Philip Morris International Inc.	5,735	250,161

TRANSPORTATION EQUIPMENT (2.47%)
Federal Signal Corp.	36,400	278,460
Genuine Parts Co.	13,600	456,416
Honeywell International Inc.	16,905	530,817
ITT Corp.	10,190	453,455

		1,719,148
WHOLESALE TRADE — NONDURABLE GOODS (0.55%)
Sysco Corp.	17,085	384,071

Total Common Stocks (Cost $54,783,137)		46,158,974

PUBLICLY TRADED PARTNERSHIPS (2.15%)
PIPELINES
Buckeye Partners, L.P.	12,500	535,375
Enbridge Energy Partners, L.P.	12,200	470,676
Magellan Midstream Partners, L.P.	14,100	490,116

Total Publicly Traded Partnerships (Cost $1,581,482)		1,496,167

	Principal Amount
MORTGAGE-BACKED SECURITIES (28.44%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,370,278
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,635,225
2003-71 Class AK, 5.00%, due 09/01/29	600,000	622,618
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,624,161
2004-22 Class BK, 3.47%, due 04/01/34	158,047	159,885
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,360,986
2004-72 Class DE, 5.00%, due 07/01/32	500,000	522,772

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) — (continued)
2004-76 Class VG, 5.00%, due 09/01/23	$700,000	$724,122
2004-89 Class KC, 4.00%, due 10/01/34	389,042	396,847
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200	1,779,866
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,133,394
2004-109 Class WE, 5.00%, due 05/01/33	780,000	811,237
2005-44 Class KC, 5.00%, due 04/01/31	1,500,000	1,553,978
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,042,426
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,491,482
Pool # 2796, 7.00%, due 08/01/29	41,816	45,547
Pool # 3040, 7.00%, due 02/01/31	21,873	23,836
Pool # 3188, 6.50%, due 01/01/32	62,930	67,575
Pool # 3239, 6.50%, due 05/01/32	101,062	108,521
Pool # 3333, 5.50%, due 01/01/33	181,942	187,942
Pool # 3403, 5.50%, due 06/01/33	146,834	151,676

Total Mortgage-Backed Securities (Cost $18,557,623)		19,814,374

SHORT-TERM INVESTMENTS (3.00%)
UNITED STATES GOVERNMENT AGENCIES (2.58%)
Federal Home Loan Bank, due 07/10/09	500,000	499,981
Federal Home Loan Bank, due 07/22/09	800,000	799,954
Federal Home Loan Mortgage Corp., due 07/13/09	500,000	499,975

Total United States Government Agencies (Cost $1,799,910)		1,799,910

	Shares Held	Value

MONEY MARKET MUTUAL FUND (0.42%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $291,756)	291,756	$291,756

Total Short-Term Investments (Cost $2,091,666)		2,091,666

Total Investments (99.86%) (Cost $77,013,908)		69,561,181

OTHER ASSETS LESS LIABILITIES (0.14%)
Cash, receivables, prepaid expense and other assets, less liabilities		94,155

Total Net Assets (100.00%)		$69,655,336

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

June 30, 2009

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (95.55%)
COMMERCIAL PAPER (6.62%)
NONDEPOSITORY INSTITUTIONS (1.89%)
General Electric Capital Corp., due 08/17/09	0.230%	$250,000	$250,000

PETROLEUM AND COAL PRODUCTS (4.73%)
Chevron Corp., due 07/07/09	0.170	225,000	225,000
Chevron Corp., due 07/17/09	0.170	200,000	200,000
Chevron Corp., due 07/28/09	0.170	200,000	200,000

			625,000

Total Commercial Paper (Cost $875,000)			875,000

UNITED STATES GOVERNMENT AGENCIES (74.36%)
Federal Home Loan Bank, due 07/06/09	0.183	250,000	249,994
Federal Home Loan Bank, due 07/08/09	0.193	200,000	199,993
Federal Home Loan Bank, due 07/09/09	0.132	425,000	424,988
Federal Home Loan Bank, due 07/10/09	0.085	225,000	224,995
Federal Home Loan Bank, due 07/15/09	0.193	350,000	349,974
Federal Home Loan Bank, due 07/22/09	0.117	200,000	199,986
Federal Home Loan Bank, due 07/27/09	0.132	250,000	249,977
Federal Home Loan Bank, due 07/29/09	0.142	225,000	224,975
Federal Home Loan Bank, due 07/31/09	0.122	250,000	249,975
Federal Home Loan Bank, due 08/05/09	0.152	250,000	249,964
Federal Home Loan Bank, due 08/14/09	0.132	250,000	249,960
Federal Home Loan Bank, due 09/04/09	0.152	275,000	274,925
Federal Home Loan Bank, due 09/17/09	0.172	275,000	274,899
Federal Home Loan Mortgage Corp., due 07/14/09	0.152	300,000	299,984
Federal Home Loan Mortgage Corp., due 07/16/09	0.132	300,000	299,983
Federal Home Loan Mortgage Corp., due 07/20/09	0.183	350,000	349,967
Federal Home Loan Mortgage Corp., due 07/24/09	0.142	250,000	249,978
Federal Home Loan Mortgage Corp., due 08/07/09	0.162	275,000	274,955
Federal Home Loan Mortgage Corp., due 08/18/09	0.132	200,000	199,965
Federal Home Loan Mortgage Corp., due 08/24/09	0.178	400,000	399,895
Federal Home Loan Mortgage Corp., due 09/02/09	0.203	200,000	199,930
Federal Home Loan Mortgage Corp., due 09/03/09	0.203	350,000	349,875
Federal Home Loan Mortgage Corp., due 09/08/09	0.193	300,000	299,891
Federal Home Loan Mortgage Corp., due 09/14/09	0.142	200,000	199,942
Federal National Mortgage Assoc., due 07/01/09	0.223	250,000	250,000
Federal National Mortgage Assoc., due 07/02/09	0.132	200,000	199,999
Federal National Mortgage Assoc., due 07/13/09	0.132	300,000	299,987
Federal National Mortgage Assoc., due 07/21/09	0.162	300,000	299,973
Federal National Mortgage Assoc., due 08/04/09	0.112	300,000	299,969
Federal National Mortgage Assoc., due 08/10/09	0.162	400,000	399,929
Federal National Mortgage Assoc., due 08/12/09	0.142	300,000	299,951
Federal National Mortgage Assoc., due 08/19/09	0.147	650,000	649,871
Federal National Mortgage Assoc., due 08/21/09	0.183	325,000	324,917
Federal National Mortgage Assoc., due 09/09/09	0.142	250,000	249,932

Total United States Government Agencies (Cost $9,823,498).			9,823,498

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
UNITED STATES TREASURY OBLIGATIONS (14.57%)
U.S. Treasury Bills, due 07/23/09	0.142%	$400,000	$399,966
U.S. Treasury Bills, due 07/30/09	0.142	300,000	299,966
U.S. Treasury Bills, due 08/06/09	0.132	350,000	349,954
U.S. Treasury Bills, due 08/13/09	0.134	325,000	324,949
U.S. Treasury Bills, due 08/20/09	0.147	300,000	299,940
U.S. Treasury Bills, due 08/27/09	0.157	250,000	249,939

Total United States Treasury Obligations (Cost $1,924,714)			1,924,714

Total Short-Term Investments (Cost $12,623,212)			12,623,212

OTHER ASSETS LESS LIABILITIES (4.45%)
Cash, receivables, prepaid expense and other assets, less liabilities			587,959

Total Net Assets (100.00%)			$13,211,171

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS (95.71%)
BUSINESS SERVICES (5.62%)
Microsoft Corp.	91,883	$2,184,059
Oracle Corp.	57,149	1,224,132

		3,408,191
CHEMICALS AND ALLIED PRODUCTS (17.85%)
Abbott Laboratories	24,755	1,164,475
Amgen Inc. (1)	17,835	944,185
Bristol-Myers Squibb Co.	41,053	833,786
Colgate-Palmolive Co.	6,950	491,643
Dow Chemical Co. (The)	10,505	169,551
E. I. du Pont de Nemours and Co.	15,756	403,669
Eli Lilly and Co.	17,662	611,812
Johnson & Johnson.	42,710	2,425,928
Merck & Co., Inc.	31,708	886,556
Pfizer Inc.	44,377	665,655
Procter & Gamble Co. (The)	43,542	2,224,996

		10,822,256
COMMUNICATIONS (4.88%)
AT&T Inc.	34,855	865,798
CBS Corp.-Class B	12,084	83,621
Comcast Corp.-Class A	33,054	478,952
Time Warner Cable Inc.	4,141	131,145
Verizon Communications Inc.	36,562	1,123,550
Viacom Inc.-Class B (1)	12,084	274,307

		2,957,373
DEPOSITORY INSTITUTIONS (5.60%)
Bank of America Corp.	45,666	602,791
Citigroup Inc.	48,341	143,573
JPMorgan Chase & Co.	46,325	1,580,146
Wells Fargo & Co.	44,074	1,069,235

		3,395,745
EATING AND DRINKING PLACES (4.21%)
McDonald’s Corp.	44,467	2,556,408

ELECTRIC, GAS AND SANITARY SERVICES (3.13%)
Exelon Corp.	24,105	1,234,417
Southern Co. (The)	21,215	661,059

		1,895,476
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.40%)
Cisco Systems, Inc. (1)	61,023	1,137,469
General Electric Co.	84,256	987,480
Intel Corp.	57,041	944,029
Motorola, Inc.	37,189	246,563
Texas Instruments Inc.	26,461	563,619

		3,879,160

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (4.94%)
Coca-Cola Co. (The)	31,034	$1,489,322
Kraft Foods Inc.	26,424	669,584
PepsiCo, Inc.	15,208	835,832

		2,994,738
FORESTRY (0.31%)
Weyerhaeuser Co.	6,270	190,796

GENERAL MERCHANDISE STORES (4.11%)
Target Corp.	11,900	469,693
Wal-Mart Stores, Inc.	41,773	2,023,484

		2,493,177
INDUSTRIAL MACHINERY AND EQUIPMENT (10.26%)
3M Co.	17,453	1,048,925
Applied Materials, Inc.	23,520	258,014
Caterpillar Inc.	28,044	926,574
Dell Inc. (1)	30,585	419,932
EMC Corp. (1)	37,308	488,735
Hewlett-Packard Co.	40,454	1,563,547
International Business Machines Corp.	14,526	1,516,805

		6,222,532
MOTION PICTURES (2.07%)
Time Warner Inc.	16,497	415,559
Walt Disney Co. (The)	36,092	842,026

		1,257,585
NON-DEPOSITORY CREDIT INSTITUTIONS (2.10%)
American Express Co.	54,692	1,271,042

PETROLEUM AND COAL PRODUCTS (12.28%)
Chevron Corp.	38,610	2,557,913
Exxon Mobil Corp.	69,936	4,889,226

		7,447,139
PRIMARY METAL INDUSTRIES (0.52%)
Alcoa Inc.	30,278	312,772

SECURITY AND COMMODITY BROKERS (0.41%)
Ameriprise Financial, Inc.	10,349	251,170

TOBACCO PRODUCTS (3.78%)
Altria Group, Inc.	38,185	625,852
Philip Morris International Inc.	38,185	1,665,630

		2,291,482
TRANSPORTATION EQUIPMENT (7.24%)
Boeing Co. (The)	26,912	1,143,760
Honeywell International Inc.	37,254	1,169,776
United Technologies Corp.	40,007	2,078,764

		4,392,300

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value
COMMON STOCKS (continued)
Total Common Stocks (Cost $59,072,252)		$58,039,342

SHORT-TERM INVESTMENTS (4.28%)
MONEY MARKET MUTUAL FUND (0.32%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $192,300)	192,300	192,300

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (2.64%)
Federal Home Loan Bank, due 07/24/09	$400,000	399,964
Federal Home Loan Mortgage Corp., due 07/13/09	800,000	799,968
Federal National Mortgage Assoc., due 07/01/09	400,000	400,000

Total United States Government Agencies (Cost $1,599,932)		1,599,932

UNITED STATES TREASURY OBLIGATIONS (1.32%)
U.S. Treasury Bills, due 07/30/09 (Cost $799,923)	800,000	799,923

Total Short-Term Investments (Cost $2,592,155)		2,592,155

Total Investments (99.99%) (Cost $61,664,407)		60,631,497

OTHER ASSETS LESS LIABILITIES (0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		9,064

Total Net Assets (100.00%)		$60,640,561

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Initial Class (IC) and Service Class (SC) shares. The Fund began offering SC shares on June 1, 2008. Shares of the Fund are sold only to certain life insurance companies’ separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

SC shares are charged distribution fees while IC shares are not. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except SC shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the SC shares). In addition, the Board of Trustees of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than distribution fees which are only charged to SC shares), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class.

Security Valuation

All Portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for certain basis adjustments resulting from taxable mergers. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

In May 2009, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 165 “Subsequent Events.” This standard establishes principles and requirements for potential recognition and disclosure of events or transactions that occur after the balance sheet date. The Fund is not aware of any transactions or events, which occurred after the balance sheet date and before the financial statements were issued, August 26, 2009, which would require recognition or disclosure.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. As of June 30, 2009, the Fund is not aware of any uncertain tax positions. The Fund is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for tax tears prior to 2006.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

As of June 30, 2009, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
Net Capital Loss Carryforwards Expire In:	Value Growth	High Grade Bond	Strategic Yield	Managed	Blue Chip
2010	$—	$—	$1,495,000	$—	$—
2011	—	—	571,000	—	3,950,000
2012	—	—	—	—	556,000
2013	—	—	—	—	60,000
2016	1,382,000	—	1,000	96,000	1,902,000
2017	2,787,000	31,000	1,939,000	2,991,000	790,000

	$4,169,000	$31,000	$4,006,000	$3,087,000	$7,258,000

For the period ended June 30, 2009, none of the Portfolios utilized capital loss carryovers.

The tax character of distributions for the years indicated were as follows:

	Period ended June 30, 2009		Year Ended December 31, 2008
Portfolio	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Value Growth	$953,656	$—	$1,619,864	$2,618,689
High Grade Bond	1,112,780	157,550	2,306,210	19,907
Strategic Yield	1,165,413	—	2,679,829	—
Managed	2,336,485	—	3,407,968	3,312,665
Money Market	9,541	—	304,445	—
Blue Chip	1,951,148	—	1,916,168	—

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of June 30, 2009, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Strategic Yield	Managed
Undistributed ordinary income	$387,725	$7,750	$987,400
Accumulated capital losses	(4,169,688)	(4,006,625)	(3,087,169)
Net unrealized appreciation of investments	(8,868,421)	(3,328,433)	(7,311,890)
Other timing differences	—	(7,750)	—

Total accumulated earnings	$(12,650,384)	$(7,335,058)	$(9,411,659)

Differences between book and tax amounts are primarily attributable to taxable spin-offs, mergers and corporate inversions.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.45%; High Grade Bond Portfolio — 0.30%; Strategic Yield Portfolio — 0.45%; Managed Portfolio — 0.45%; Money Market Portfolio — 0.25% ; and Blue Chip Portfolio — 0.20%, and (2) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

The Fund has entered into agreements with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund’s shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. Pursuant to these agreements, SC pays a 12b-1 distribution fee at an annual rate of 0.25% of the average daily net asset value attributable to the class of shares. There are no other fees paid by the Fund associated with these services.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the period ended June 30, 2009, EquiTrust Investment further agreed to reimburse any IC Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the period ended June 30, 2009, no excess expense reimbursements were made to the Fund by EquiTrust Investment.

During the period ended June 30, 2009, EquiTrust Investment voluntarily waived and reimbursed various Portfolio and class level expenses in the Money Market IC and SC Portfolios. These voluntary waivers and reimbursements may be revoked at any time. For the period ended June 30, 2009, the voluntary waiver and reimbursement amounts were as follows:

	Money Market Portfolio
Fees	IC	SC
Management Fees	$16,611	$479
Distribution Fees	—	467
Accounting Fees	2,091	73
Custodial Fees	1,549	56
Miscellaneous Expenses	1,235	48

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of June 30, 2009, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

IC Portfolio	Shares
Value Growth	4,362,400
High Grade Bond	3,800,181
Strategic Yield	3,684,404
Managed	5,500,263
Money Market	10,158,244
Blue Chip	2,100,190

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

SC Portfolio	Shares
Value Growth	24,662
High Grade Bond	403,753
Strategic Yield	52,715
Managed	69,137
Money Market	205,482
Blue Chip	48,833

4.	Fair Value

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 1, 2009 and June 30, 2009, there were no valuation inputs classified as level 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

	Investments in Securities
Valuation Inputs	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
Level 1—Quoted Prices:
Equities	$43,444,521	$460,598	$981,483	$47,946,897	$—	$58,231,642
Level 2—Other Significant
Observable Inputs:
Debt securities issued by US government agencies	999,964	2,699,827	899,968	1,799,910	11,748,212	2,399,855
Corporate debt securities	—	18,212,293	26,944,211	—	875,000	—
Residential mortgage-backed securities	—	24,062,423	6,545,352	19,814,374	—	—
Commercial mortgage-backed securities	—	827,831	—	—	—	—
Level 3—Significant Unobservable Inputs	—	—	—	—	—	—

Total	$44,444,485	$46,262,972	$35,371,014	$69,561,181	$12,623,212	$60,631,497

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

6.	Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Shares Sold		Shares Issued In Reinvestment of Dividends and Distributions		Shares Redeemed		Net Increase (Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Period ended June 30, 2009:
Value Growth IC	97,798	$902,538	112,756	$952,784	289,245	$2,676,526	(78,691)	$(821,204)
Value Growth SC	17,952	165,898	99	855	10,006	96,057	8,045	70,696
High Grade Bond IC	468,556	4,441,154	124,423	1,177,670	579,923	5,484,342	13,056	134,482
High Grade Bond SC	213,477	2,023,466	9,765	92,527	113,130	1,077,172	110,112	1,038,821
Strategic Yield IC	89,497	656,051	155,656	1,155,786	707,986	5,324,605	(462,833)	(3,512,768)
Strategic Yield SC	34,951	259,565	1,267	9,489	15,144	113,799	21,074	155,255
Managed IC	60,929	682,518	222,792	2,332,629	373,686	4,168,323	(89,965)	(1,153,176)
Managed SC	26,982	300,578	356	3,836	17,621	210,708	9,717	93,706
Money Market IC	5,013,659	5,013,659	8,471	8,471	6,836,557	6,836,557	(1,814,427)	(1,814,427)
Money Market SC	2,167,540	2,167,540	218	218	1,970,691	1,970,691	197,067	197,067
Blue Chip IC	72,898	1,852,780	83,105	1,945,486	127,976	3,284,717	28,027	513,549
Blue Chip SC	27,457	729,931	234	5,639	3,916	101,821	23,775	633,749

Year ended December 31, 2008:
Value Growth IC	224,215	$2,803,884	319,650	$4,238,553	500,351	$6,070,197	43,514	$972,240
Value Growth SC	17,255	196,425	—	—	638	7,008	16,617	189,417
High Grade Bond IC	522,199	5,182,828	235,136	2,287,353	911,310	8,753,835	(153,975)	(1,283,654)
High Grade Bond SC	331,619	3,163,028	4,114	38,626	40,225	383,565	295,508	2,818,089
Strategic Yield IC	499,480	4,281,839	324,019	2,675,714	1,017,174	8,377,138	(193,675)	(1,419,585)
Strategic Yield SC	32,472	259,198	517	3,940	1,300	10,368	31,689	252,770
Managed IC	216,726	3,069,388	462,853	6,720,633	770,904	10,584,433	(91,325)	(794,412)
Managed SC	63,223	793,850	—	—	3,684	50,227	59,539	743,623
Money Market IC	28,454,476	28,454,476	280,319	280,319	30,567,209	30,567,209	(1,832,414)	(1,832,414)
Money Market SC	397,179	397,179	381	381	200,469	200,469	197,091	197,091
Blue Chip IC	109,673	3,962,079	49,488	1,916,168	244,168	8,648,468	(85,007)	(2,770,221)
Blue Chip SC	27,401	906,330	—	—	2,343	79,190	25,058	827,140

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Investment Transactions

For the period ended June 30, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$7,073,598	$7,327,116
High Grade Bond	5,479,716	2,315,652
Strategic Yield	2,034,722	2,619,263
Managed	3,655,795	5,470,708
Blue Chip	—	10,778

The basis of the Fund’s investments in securities and the net unrealized depreciation of investments for U.S. federal income tax purposes as of June 30, 2009, by Portfolio, was composed of the following:

Portfolio	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Depreciation of Investments
		Appreciation	Depreciation
Value Growth	$53,312,906	$3,690,521	$12,558,942	$(8,868,421)
High Grade Bond	48,215,775	1,470,256	3,423,059	(1,952,803)
Strategic Yield	38,699,447	721,508	4,049,941	(3,328,433)
Managed	76,873,071	6,276,449	13,588,339	(7,311,890)
Blue Chip	61,664,407	15,437,138	16,470,048	(1,032,910)

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

	Portfolio
	High Grade Bond		Strategic Yield		Money Market
Payable Date	IC	SC	IC	SC	IC	SC
January 30, 2009	$0.0379	$0.0360	$0.0435	$0.0420	$0.0002	$0.0001
February 27, 2009	0.0410	0.0392	0.0513	0.0499	0.0001	0.0001
March 31, 2009	0.0402	0.0381	0.0406	0.0391	0.0001	0.0001
April 30, 2009	0.0392	0.0373	0.0217	0.0205	0.0001	0.0001
May 29, 2009	0.0373	0.0354	0.0426	0.0412	0.0001	0.0001
June 30, 2009	0.0432	0.0411	0.0460	0.0443	0.0001	0.0001

Total dividends per share	$0.2388	$0.2271	$0.2457	$0.2370	$0.0007	$0.0006

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

8.	Dividends and Distributions to Shareholders (continued)

In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended June 30, 2009 for the following Portfolios:

Ordinary Income Dividends:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
Value Growth	2/24/09	2/24/09	2/25/09	$0.2114	$0.0481
Managed	2/24/09	2/24/09	2/25/09	0.3980	0.0614
Blue Chip	2/24/09	2/24/09	2/25/09	0.9133	0.1832

Long-Term Capital Gains Distributions:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
High Grade Bond	2/24/09	2/24/09	2/25/09	$0.0340	$0.0340

Short-Term Capital Gains Distributions:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				IC	SC
High Grade Bond	2/24/09	2/24/09	2/25/09	$0.00002	$0.00002

(This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS

Period ended June 30, 2009 (Unaudited) and

Years ended December 31, 2008, 2007, 2006, 2005 and 2004

	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions
		Net Invest- ment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Initial Class:
2009	$9.80	$0.09	$0.16	$0.25	$(0.21)	$—	$(0.21)
2008	15.06	0.21	(4.53)	(4.32)	(0.33)	(0.61)	(0.94)
2007	15.09	0.33	0.43	0.76	(0.27)	(0.52)	(0.79)
2006	13.65	0.27	1.36	1.63	(0.19)	—	(0.19)
2005	12.98	0.19	0.63	0.82	(0.15)	—	(0.15)
2004	11.76	0.15	1.20	1.35	(0.13)	—	(0.13)
Service Class:
2009	$9.79	$0.06	$0.20	$0.26	$(0.05)	$—	$(0.05)
2008 (3)	13.97	0.05	(4.23)	(4.18)	—	—	—
High Grade Bond Portfolio
Initial Class:
2009	$9.47	$0.24	$0.24	$0.48	$(0.24)	$(0.03)	$(0.27)
2008	10.12	0.49	(0.65)	(0.16)	(0.49)	—	(0.49)
2007	10.12	0.53	0.01	0.54	(0.53)	(0.01)	(0.54)
2006	10.16	0.51	(0.04)	0.47	(0.51)	—	(0.51)
2005	10.38	0.47	(0.20)	0.27	(0.47)	(0.02)	(0.49)
2004	10.42	0.45	—	0.45	(0.45)	(0.04)	(0.49)
Service Class:
2009	$9.47	$0.23	$0.24	$0.47	$(0.23)	$(0.03)	$(0.26)
2008 (3)	9.87	0.27	(0.40)	(0.13)	(0.27)	—	(0.27)
Strategic Yield Portfolio
Initial Class:
2009	$7.46	$0.25	$0.60	$0.85	$(0.25)	$—	$(0.25)
2008	8.94	0.53	(1.48)	(0.95)	(0.53)	—	(0.53)
2007	9.19	0.57	(0.25)	0.32	(0.57)	—	(0.57)
2006	9.14	0.55	0.05	0.60	(0.55)	—	(0.55)
2005	9.37	0.53	(0.23)	0.30	(0.53)	—	(0.53)
2004	9.13	0.55	0.24	0.79	(0.55)	—	(0.55)
Service Class:
2009	$7.46	$0.24	$0.60	$0.84	$(0.24)	$—	$(0.24)
2008 (3)	8.60	0.30	(1.14)	(0.84)	(0.30)	—	(0.30)

See accompanying notes.

Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Ratios/Supplemental Data
		Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (4)	Ratio of Net Expenses to Average Net Assets (4)	Ratio of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rate

$9.84	2.92%	$43,996	0.60%	0.60%	1.85%	18%
9.80	(30.31)%	44,595	0.58%	0.58%	1.62%	24%
15.06	5.27%	67,870	0.55%	0.55%	2.20%	17%
15.09	12.07%	65,712	0.58%	0.58%	1.88%	30%
13.65	6.41%	60,223	0.58%	0.58%	1.42%	18%
12.98	11.53%	58,354	0.58%	0.58%	1.22%	17%

$10.00	2.72%	$247	0.85%	0.85%	1.57%	18%
9.79	(29.92)%	163	0.84%	0.84%	1.70%	24%

$9.68	5.20%	$42,658	0.44%	0.44%	5.08%	14%
9.47	(1.60)%	41,603	0.43%	0.43%	5.00%	17%
10.12	5.48%	46,039	0.42%	0.42%	5.30%	11%
10.12	4.78%	39,371	0.44%	0.44%	5.08%	17%
10.16	2.65%	34,946	0.45%	0.45%	4.63%	12%
10.38	4.30%	29,980	0.45%	0.45%	4.34%	26%

$9.68	5.07%	$3,928	0.69%	0.69%	4.83%	14%
9.47	(1.30)%	2,799	0.68%	0.68%	4.87%	17%

$8.06	11.67%	$35,527	0.60%	0.60%	6.70%	6%
7.46	(11.08)%	36,345	0.58%	0.58%	6.28%	11%
8.94	3.56%	45,247	0.57%	0.57%	6.26%	17%
9.19	6.79%	41,481	0.58%	0.58%	6.04%	16%
9.14	3.26%	37,067	0.59%	0.59%	5.71%	1%
9.37	8.94%	30,637	0.59%	0.59%	5.98%	34%

$8.06	11.53%	$425	0.85%	0.85%	6.35%	6%
7.46	(9.90)%	237	0.84%	0.84%	6.73%	11%

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS (continued)

Period ended June 30, 2009 (Unaudited) and

Years ended December 31, 2008, 2007, 2006, 2005 and 2004

	Net Asset Value at Beginning of Period	Income from Investment Operations				Less Distributions
		Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Managed Portfolio
Initial Class:
2009	$11.93	$0.17		$0.03	$0.20	$(0.40)	$—	$(0.40)
2008	16.05	0.40		(3.40)	(3.00)	(0.56)	(0.56)	(1.12)
2007	16.32	0.56		0.33	0.89	(0.46)	(0.70)	(1.16)
2006	15.80	0.49		1.28	1.77	(0.37)	(0.88)	(1.25)
2005	15.67	0.35		0.32	0.67	(0.27)	(0.27)	(0.54)
2004	14.73	0.27		0.97	1.24	(0.30)	—	(0.30)
Service Class:
2009	$11.91	$0.15		$0.07	$0.22	$(0.06)	$—	$(0.06)
2008 (3)	14.99	0.06		(3.14)	(3.08)	—	—	—
Money Market Portfolio
Initial Class:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)
2004	1.00	0.01		—	0.01	(0.01)	—	(0.01)
Service Class:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008 (3)	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Initial Class:
2009	$28.91	$0.38		$(1.16)	$(0.78)	$(0.91)	$—	$(0.91)
2008	42.41	0.91		(13.55)	(12.64)	(0.86)	—	(0.86)
2007	40.61	0.86		1.73	2.59	(0.79)	—	(0.79)
2006	35.27	0.79		5.25	6.04	(0.70)	—	(0.70)
2005	35.17	0.70		0.07	0.77	(0.67)	—	(0.67)
2004	33.65	0.67		1.35	2.02	(0.50)	—	(0.50)
Service Class:
2009	$28.87	$0.20		$(0.89)	$(0.69)	$(0.18)	$—	$(0.18)
2008 (3)	39.44	0.23		(10.80)	(10.57)	—	—	—

See accompanying notes.

Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Ratios/Supplemental Data
		Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (4)	Ratio of Net Expenses to Average Net Assets (4)	Ratio of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rate

$11.73	2.06%	$68,819	0.58%	0.58%	2.94%	6%
11.93	(19.94)%	71,044	0.55%	0.55%	2.70%	19%
16.05	5.87%	97,073	0.54%	0.54%	3.47%	14%
16.32	11.99%	93,796	0.55%	0.55%	2.98%	24%
15.80	4.53%	83,368	0.56%	0.56%	2.34%	24%
15.67	8.58%	74,876	0.56%	0.56%	1.87%	26%

$12.07	1.92%	$836	0.83%	0.83%	2.65%	6%
11.91	(20.55)%	709	0.81%	0.81%	2.87%	19%

$1.00	0.07%	$12,817	0.47%	0.14%	0.14%	0%
1.00	1.91%	14,631	0.46%	0.45%	1.92%	0%
1.00	4.71%	16,464	0.45%	0.45%	4.60%	0%
1.00	4.43%	8,557	0.54%	0.54%	4.37%	0%
1.00	2.50%	6,288	0.61%	0.61%	2.47%	0%
1.00	0.74%	6,592	0.56%	0.56%	0.72%	0%

$1.00	0.06%	$394	0.72%	0.13%	0.12%	0%
1.00	0.71%	197	0.73%	0.69%	0.87%	0%

$27.22	(2.17)%	$59,273	0.34%	0.34%	2.88%	0%
28.91	(30.32)%	62,138	0.31%	0.31%	2.46%	1%
42.41	6.49%	94,766	0.29%	0.29%	2.04%	2%
40.61	17.42%	90,261	0.31%	0.31%	2.07%	0%
35.27	2.29%	82,501	0.31%	0.31%	1.98%	0%
35.17	6.07%	84,960	0.30%	0.30%	2.00%	1%

$28.00	(2.28)%	$1,367	0.59%	0.59%	2.53%	0%
28.87	(26.80)%	723	0.57%	0.57%	2.60%	1%

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolio would have had per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
Money Market Portfolio
Class IC	2009	$—	$21,486
	2008	0.02	1,311
Class SC	2009	$—	$1,123
	2008	0.01	18

(3) Service Class financial highlights are for the period June 1, 2008 to December 31, 2008. Respective ratios/supplemental data are computed on an annualized basis.

(4) Computed on an annualized basis, unless otherwise indicated.

Information on Proxy Voting

EquiTrust Variable Insurance Series Fund (the “Fund”) has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Management Services, Inc. (the “Adviser”). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2009 is available, without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov or may be reviewed and copies at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedules of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Company.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

N-CSR Certification

I, Kristi Rojohn, certify that:

1. I have reviewed this report on Form N-CSR of EquiTrust Variable Insurance Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 8/24/09	/s/ Kristi Rojohn
Kristi Rojohn Chief Executive Officer

N-CSR Certification

I, James P. Brannen, certify that:

1. I have reviewed this report on Form N-CSR of EquiTrust Variable Insurance Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 8/25/09	/s/ James P. Brannen
James P. Brannen Chief Financial Officer

Section 906 Certification

The following certification is provided by the undersigned Chief Executive Officer and Chief Financial Officer of EquiTrust Variable Insurance Series Fund on the basis of such officers’ knowledge and belief for the sole purpose of complying with 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

CERTIFICATION

In connection with the Semi-Annual Report of EquiTrust Variable Insurance Series Fund (the “Company”) on Form N-CSR for the period ended June 30, 2008 as filed with the Securities and Exchange Commission (the “Report”), we, Kristi Rojohn and James B. Brannen, Chief Executive Officer and Chief Financial Officer, respectively, of the Company, hereby certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

/s/ Kristi Rojohn
Name: Kristi Rojohn
Title: Chief Executive Officer

Date: 8/24/09

/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer

Date: 8/25/09

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn
Name: Kristi Rojohn
Title: Chief Executive Officer

Date: 8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Name: Kristi Rojohn
Title: Chief Executive Officer

Date: 8/24/09

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer

Date: 8/25/09